Condensed financial information of the parent company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Statements of Cash Flows
Net cash provided by/(used in) operating activities	¥ 8,541	$ 1,170	¥ (17,907)	¥ (17,476)
Net cash used in investing activities	(5,375)	(736)	25,126	26,853
Net cash used in financing activities	1,225	167	(8,651)	(148,040)
Effect of exchange rate changes	149	21	179	341
Net (decrease)/increase in cash and cash equivalents and restricted cash	4,540	622	(1,253)	(138,322)
Cash, cash equivalents and restricted cash at the beginning of year	115,007	15,756	116,260	254,582
Cash, cash equivalents and restricted cash at the end of year	119,547	16,378	115,007	116,260
Parent Company
Condensed Statements of Cash Flows
Net cash provided by/(used in) operating activities	6,282	861	(23,234)	195,530
Net cash used in investing activities				(2,690)
Net cash used in financing activities	(1,775)	(243)	(3,651)	(153,040)
Effect of exchange rate changes	(4,544)	(623)	(3,658)	(18,651)
Net (decrease)/increase in cash and cash equivalents and restricted cash	(37)	(5)	(30,543)	21,149
Cash, cash equivalents and restricted cash at the beginning of year	3,328	456	33,871	12,722
Cash, cash equivalents and restricted cash at the end of year	¥ 3,291	$ 451	¥ 3,328	¥ 33,871